Trade receivables	12 Months Ended
Dec. 31, 2022
Trade receivables
Trade receivables

19       Trade receivables

	At December 31,
Non-Current	2022	2021
Accounts receivable	4,683	4,774
Trade receivables from related parties (Note 27)	1,431	-
Loss allowance (see Note 3A(iii))	(4,533)	(4,590)
	1,581	184
Current
Accounts receivable	129,168	134,889
Trade receivables from related parties (Note 27)	5,053	3,738
Contract assets	2,053	-
Loss allowance (see Note 3A(iii))	(25,185)	(55,920)
	111,089	82,707

Fair value of trade receivables approximates to the net book value.